Revenue - Liquefaction Services Revenue (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($) $ / barrel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	$ 211,032	$ 125,564
Oil price per barrel (in usd per barrel) | $ / barrel		60
Contract with customer, liability, revenue recognized		$ 33,800
Derivative liability	3,384		$ 0
Liquefaction Services
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	109,048	18,577
Amortization of deferred commissioning period billing	2,110	357
Amortization of Day 1 gain	4,975	841
Other	(287)	(48)
Base tolling fee
Disaggregation of Revenue [Line Items]
Liquefaction services revenue	$ 102,250	$ 17,427
FLNG
Disaggregation of Revenue [Line Items]
Derivative liability				$ 79,600